Property, Plant and Equipment, Net - Schedule of Property and Equipment (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	¥ 20,549	$ 2,828	¥ 20,342	$ 2,865	¥ 20,442
Less: loss of impairment	(1,896)	(261)	(1,896)	(267)
Less: Accumulated depreciation	(9,147)	(1,259)	(6,682)	(941)	(4,160)
Property, plant and equipment, net	9,506	1,308	11,764	1,657	16,282
Leasehold improvements [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	754	104	754	106	754
Computer and network equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	1,939	267	1,930	272	1,235
Manufacturing equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	14,006	1,927	12,501	1,761	12,422
Office equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	291	40	187	26	187
Motor vehicles [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	3,559	490	3,914	551	3,896
Construction in process [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross			¥ 1,056	$ 149	¥ 1,948